Segment information - Narrative (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment			3
Total consolidated	$ 514	$ 183	$ 1,909	$ 2,189
Cespira | Operating Segments
Segment Reporting Information [Line Items]
Total consolidated	$ 1,325	$ 154	$ 2,896	$ 164